THE TAIWAN FUND, INC.

Schedule of Investments / May 31, 2020 (Showing Percentage of Net Assets) (unaudited)

		US $
	SHARES	VALUE
COMMON STOCKS – 90.7%
CONSUMER DISCRETIONARY — 8.2%
Automobile Industry — 0.7%
Yulon Motor Co., Ltd.	1,790,000	$1,180,416
Electric & Machinery Industry — 0.8%
Global PMX Co., Ltd.	283,000	1,413,822
Other Electronic Industry — 0.5%
Actron Technology Corp.	289,000	809,489
Other Industry — 2.2%
Feng TAY Enterprise Co., Ltd.	383,000	2,308,843
Giant Manufacturing Co., Ltd.	199,000	1,557,535
		3,866,378
Textiles Industry — 1.6%
Fulgent Sun International Holding Co Ltd	311,000	1,034,768
Makalot Industrial Co., Ltd.	373,000	1,788,909
		2,823,677
Trading & Consumers' Goods Industry — 2.4%
Poya International Co., Ltd.	218,000	4,196,636
TOTAL CONSUMER DISCRETIONARY		14,290,418
CONSUMER STAPLES — 1.2%
Food Industry — 1.2%
Uni-President Enterprises Corp.	894,995	2,170,046
TOTAL CONSUMER STAPLES		2,170,046
ENERGY — 0.8%
Oil Gas & Electricity Industry General Industry — 0.8%
Formosa Petrochemical Corp.	472,000	1,378,664
TOTAL ENERGY		1,378,664
FINANCIALS — 1.1%
Financial & Insurance Industry — 1.1%
Mega Financial Holding Co., Ltd.	1,793,000	1,836,295
TOTAL FINANCIALS		1,836,295
INDUSTRIALS — 1.2%
Electronic Parts & Components Industry — 1.2%
Shin Zu Shing Co., Ltd.	481,000	2,170,708
TOTAL INDUSTRIALS		2,170,708
INFORMATION TECHNOLOGY — 73.6%
Communications & Internet Industry — 3.5%
Accton Technology Corp.	702,000	5,646,394
Advanced Ceramic X Corp.	48,000	499,584
		6,145,978
Computer & Peripheral Equipment Industry — 2.9%
Casetek Holdings Ltd.	1,019,000	1,527,227
Chaun-Choung Technology Corp.	337,000	2,772,323

THE TAIWAN FUND, INC.

Schedule of Investments / May 31, 2020 (Showing Percentage of Net Assets) (continued) (unaudited)

		US $
	SHARES	VALUE
INFORMATION TECHNOLOGY — (continued)
Computer & Peripheral Equipment Industry — (continued)
Micro-Star International Co., Ltd.	253,000	$851,058
		5,150,608
Electronic Equipment & Instruments Industry — 1.7%
Brave C&H Supply Co Ltd	314,000	2,975,287
Electronic Parts & Components Industry — 13.2%
Delta Electronics, Inc.	714,000	3,281,665
Elite Material Co., Ltd.	514,000	2,525,062
FLEXium Interconnect, Inc.	397,000	1,434,621
Simplo Technology Co., Ltd.	48,000	511,574
Speed Tech Corp. *	653,000	1,779,031
TXC Corp.	1,101,000	2,152,496
Unimicron Technology Corp.	3,391,000	4,528,863
Yageo Corp.	169,000	2,085,412
Zhen Ding Technology Holding Ltd.	1,183,000	4,708,360
		23,007,084
Optoelectronics Industry — 14.1%
AU Optronics Corp.	5,902,000	1,489,997
Epistar Corp.	3,687,000	4,420,716
General Interface Solution Holding Ltd.	478,000	1,806,928
Global Lighting Technologies, Inc.	1,436,000	6,863,147
Largan Precision Co., Ltd.	36,000	4,598,168
Taiwan Surface Mounting Technology Corp.	1,419,000	5,411,341
		24,590,297
Other Electronic Industry — 1.0%
Kingpak Technology, Inc.	325,220	1,765,557
Semiconductor Equipment Industry — 0.6%
Fittech Co Ltd	198,000	1,012,257
Semiconductor Industry — 36.6%
Alchip Technologies Ltd.	88,000	879,267
ASMedia Technology, Inc.	87,000	3,288,759
Jentech Precision Industrial Co Ltd	203,000	1,686,878
Kinsus Interconnect Technology Corp.	736,000	1,180,297
M31 Technology Corp.	81,000	822,814
MediaTek, Inc.	408,000	6,291,557
Nanya Technology Corp.	1,026,000	2,043,457
Parade Technologies Ltd.	149,000	4,267,777
Silergy Corp.	161,000	8,686,761
Sino-American Silicon Products, Inc.	635,000	1,856,886
Taiwan Semiconductor Manufacturing Co., Ltd.	3,066,000	29,817,552
United Microelectronics Corp.	6,176,000	3,177,992
		63,999,997
TOTAL INFORMATION TECHNOLOGY		128,647,065

Investments/ May 31, 2020 (continued)

		US $
	SHARES	VALUE
MATERIALS — 3.0%
Cement Industry — 1.4%
Taiwan Cement Corp.	1,732,000	$2,454,508
Plastics Industry — 1.6%
Formosa Plastics Corp.	669,000	1,849,359
Nan Ya Plastics Corp.	489,000	1,024,416
		2,873,775
TOTAL MATERIALS		5,328,283
Real Estate — 1.6%
Building Material and Construction Industry — 1.6%
Kindom Development Co., Ltd.	2,906,000	2,855,187
Total Real Estate		2,855,187
TOTAL COMMON STOCKS
(Cost — $122,028,432)		158,676,666
TOTAL INVESTMENTS — 90.7%
(Cost — $122,028,432)		158,676,666
OTHER ASSETS AND LIABILITIES, NET—9.3%		16,188,009
NET ASSETS—100.0%		174,864,675

Legend:
US $– United States dollar
* Non-income producing

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